SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 14     -
SHAREHOLDERS’ EQUITY

A.	Rights of Shares:

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Share Repurchase:

In March 2022, the Company announced a $100 million repurchase program of the Company’s ordinary shares. Through December 31, 2025, the Company spent an aggregate of $86.531 million to repurchase 560,001 ordinary shares under the Company’s share repurchase program.

C.	Equity Based Incentive Plans:

The Company’s Board of directors approves, from time to time, equity-based incentive plans, the last of which was approved in August 2017. Equity-based incentive plans include stock options, restricted share units and restricted stock awards to employees, officers and directors.

Share-based compensation

The following table summarizes the effects of share-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
Cost of Revenues:
Product	4,408	4,113	3,193
Service	3,099	2,900	1,753
Research and Development	11,129	11,179	7,736
Sales and Marketing	5,280	4,864	3,437
General and Administrative	2,375	2,153	2,167
Total	26,291	25,209	18,286

As of December 31, 2025, there was no unrecognized compensation cost related to non-vested employee options and $42,683 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Shares Options

Share options vest over four years and their contractual term may not exceed 10 years. The exercise price is the market price at the date of each grant.

During 2025, 2024 and 2023, the Company did not grant share options

Summary of the status of the Company’s share option plans as of December 31, 2025, as well as changes during the year then ended, is presented below:

	2025
	Share Options	Weighted Average Exercise Price
Outstanding - beginning of year	38,550	35.45
Exercised	(22,563)	29.76
Cancelled	(3,108)	35.36
Outstanding - year end	12,879	45.44

Options exercisable at year end	12,879	45.44

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing share market price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

The total intrinsic value of options outstanding as of December 31, 2025 and 2024 was $3,644 and $6,226, respectively. The total intrinsic value of options exercisable as of December 31, 2025 and 2024 was $3,644 and $6,158, respectively. The total intrinsic value of options exercised during the years 2025, 2024 and 2023 was $5,192, $9,268, and $11,149 respectively.

The total fair value of options vested during the years 2025, 2024 and 2023 was $26, $90 and $407, respectively.

The weighted-average remaining contractual term of options exercisable at year end is 0.995.

The weighted-average remaining contractual term of options outstanding at year end is 0.995.

The following table summarizes information about share options outstanding as of December 31, 2025:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)

20.00-35.00	5,824	0.43	26.30	5,824	26.30
35.01-50.00	4,164	1.42	44.08	4,164	44.08
50.01-70.00	971	1.59	53.61	971	53.61
70.01-102.35	1,920	1.48	102.35	1,920	102.35
	12,879		45.44	12,879	45.44

Restricted Share Units

Restricted Share Units (“RSU”) grants are rights to receive shares of the Company's ordinary shares on a one-for-one basis and are not entitled to dividends or voting rights, if any, until they are vested. RSUs vesting schedules are 25% on each of the first, second, third and fourth anniversaries of the grant date, or, 33% on each of the first, second, and third anniversaries of the grant date. The fair value of such RSU grants is being recognized based on the accelerated method over the vesting period. Performance based RSU grants vest over a period of 3 years and are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

	2025
	Number of RSUs	Weighted average grant date fair value (USD)
Unvested - beginning of year	496,536	127.39
Granted	113,789	296.25
Vested	(192,844)	116.20
Canceled	(21,219)	142.70
Unvested at year end	396,262	180.50

Weighted-average grant-date fair value (USD) of RSU granted during the year of 2025 and 2024 was 296.25 and 196.83, respectively.

The total intrinsic value of RSUs vested during the years 2025, 2024 and 2023 was $54,271, $42,449 and $22,649, respectively.

The total fair value of RSU vested during the years 2025, 2024 and 2023 was $22,491, $20,054 and $14,412, respectively.